Subsequent Events (Details) - Jan. 20, 2025 - Subsequent Event [Member] ¥ in Millions	USD ($)	CNY (¥)
Subsequent Events [Line Items]
Working capital | $	$ 1,644,173
Maturity date	Jan. 19, 2028	Jan. 19, 2028
Loan bears a fixed interest rate, percentage	5.00%	5.00%
Xinjiang [Member]
Subsequent Events [Line Items]
Working capital | ¥		¥ 12.0
Installment payment | ¥		0.6
Ms. Ying Xiong [Member]
Subsequent Events [Line Items]
Installment payment | $	$ (82,209)
Mr. Gang Li. [Member]
Subsequent Events [Line Items]
Installment payment	$ (1,233,130)	¥ 9.0